Expense Example, No Redemption - Class C	Prospectus #1 Delaware Small Cap Core Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Expense Example, No Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Expense Example, No Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Expense Example, No Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Expense Example, No Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Expense Example, No Redemption, 10 Years
USD ($)	183	566	975	2,116	189	585	1,006	2,180	182	618	1,079	2,359